Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	146,393,542.81	17,739
Yield Supplement Overcollateralization Amount 03/31/21	3,362,087.73	0
Receivables Balance 03/31/21	149,755,630.54	17,739
Principal Payments	11,285,256.43	557
Defaulted Receivables	150,276.67	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	2,969,631.52	0
Pool Balance at 04/30/21	135,350,465.92	17,168

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.09%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	2,546,262.59	211
Past Due 61-90 days	404,004.28	34
Past Due 91-120 days	57,021.59	5
Past Due 121+ days	0.00	0
Total	3,007,288.46	250

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	269,674.44
Aggregate Net Losses/(Gains) - April 2021	(119,397.77)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.96%
Prior Net Losses Ratio	-1.08%
Second Prior Net Losses Ratio	-0.60%
Third Prior Net Losses Ratio	1.44%
Four Month Average	-0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.23%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.66%
Weighted Average Remaining Term	21.56

Flow of Funds	$ Amount
Collections	12,059,035.20
Investment Earnings on Cash Accounts	52.68
Servicing Fee	(124,796.36)
Transfer to Collection Account	0.00
Available Funds	11,934,291.52

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	183,444.43
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,043,076.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	638,948.53

Total Distributions of Available Funds	11,934,291.52

Servicing Fee	124,796.36
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 04/15/21	133,539,797.17
Principal Paid	11,043,076.89
Note Balance @ 05/17/21	122,496,720.28

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2b
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	4,089,797.17
Principal Paid	4,089,797.17
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-4
Note Balance @ 04/15/21	94,750,000.00
Principal Paid	6,953,279.72
Note Balance @ 05/17/21	87,796,720.28
Note Factor @ 05/17/21	92.6614462%

Class B
Note Balance @ 04/15/21	34,700,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	34,700,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	252,266.10
Total Principal Paid	11,043,076.89
Total Paid	11,295,342.99

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.11463%
Coupon	0.25463%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	6,577.76
Principal Paid	4,089,797.17
Total Paid to A-3 Holders	4,096,374.93

Class A-4
Coupon	2.24000%

Interest Paid	176,866.67
Principal Paid	6,953,279.72
Total Paid to A-4 Holders	7,130,146.39

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2007769
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7891097
Total Distribution Amount	8.9898866

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0154408
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	9.6004628
Total A-3 Distribution Amount	9.6159036

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	73.3855379
Total A-4 Distribution Amount	75.2522046

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	3,213,436.41
Investment Earnings	46.21
Investment Earnings Paid	(46.21)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$257,916.58	$535,715.49	$739,835.22
Number of Extensions	26	44	66
Ratio of extensions to Beginning of Period Receivables Balance	0.17%	0.33%	0.43%